Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related-Party Transactions
(9)	Related-Party Transactions

In July 2008, the Company entered into an agreement with Malvern Consulting Group, Inc., or MCG, a consulting company affiliated with the Company’s President and Chief Executive Officer. A new agreement was signed in October 2013 under which MCG continues to provide consulting services to the Company, principally in the fields of clinical development, regulatory affairs, and quality assurance. MCG consulting fees for services are based on a flat fee and time worked at hourly rates for consultants. The Company recorded MCG consulting fees for research and development and general and administrative expenses of $330,431 and $262,834 for the nine months ended September 30, 2014 and 2013, respectively. As of September 30, 2014, $36,948 was recorded in accrued expenses as amounts due to MCG. As of December 31, 2013, $18,944 and $130,331 was recorded in accrued expenses and accounts payable, respectively, as an amount due to MCG. In addition to fees for services, employees of MCG, certain of whom are related to the Company’s President and Chief Executive Officer, received options to purchase 246,800 shares of common stock during 2009. The Company also paid $36,000 in rental fees to MCG for a month to month lease for facilities space for the nine months ended September 30, 2013 and $72,291 for facilities space for the nine months ended September 30, 2014. The Company’s Chief Executive Officer was affiliated with SCP Vitalife Venture Funds, or SCP. A representative of SCP serves as Chairman of the Company’s board of directors and two other representatives of SCP are members of the board of directors.

(11)	Related Party Transactions

In July 2008, the Company entered into an agreement with Malvern Consulting Group, Inc. (MCG), a consulting company affiliated with the Company’s Chief Executive Officer. MCG provides consulting services to the Company, principally in the fields of clinical development, regulatory affairs, and quality assurance. MCG fees for services are based on time worked and the hourly rates of each consultant. The Company recorded $252,532 and $319,890 of research and development expenses for MCG consulting fees in 2012 and 2013, respectively. As of December 31, 2012, $11,216 and $11,682 was recorded in accrued expenses and accounts payable, respectively, as amounts due to MCG. As of December 31, 2013, $18,944 and $130,331 was recorded in accrued expenses and accounts payable, respectively, as amounts due to MCG. In 2013, the Company recorded $125,000 of consulting fees for services provided by the Company’s Chief Executive Officer. In addition to fees for services, employees of MCG, certain of whom are related to the Company’s Chief Executive Officer, received options to purchase 246,800 shares of common stock during 2009. The Company also paid $48,000 in rental fees to MCG for a month to month lease for lab space during 2013. The Company’s Chief Executive Officer was affiliated with SCP Vitalife Venture Funds (SCP), which is an investor in the Series A, and represents SCP on the Company’s board of directors. A representative of SCP serves as Chairman of the Company’s board of directors.

From its inception through 2013, the Company borrowed and repaid $108,000 from the Company’s Chief Executive Officer and $99,358 from MCG.